SCHEDULE OF RESTATED CONDENSED CONSOLIDATED BALANCE SHEET (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2021	Nov. 30, 2021
Current Assets
Cash	$ 832,368			$ 878,803	$ 585,654					$ 1,172,581
Account receivable, net	35,067			28,611		$ 24,189			$ 9,070		$ 2,519
Inventory	1,894			1,977
Other receivables, net	120,082			41,203
Prepaid expenses	17,542			6,862
Total Current Assets	1,750,434			957,456	703,154					1,194,624
Non-Current Assets
Property and equipment, net	36,718			129,230					166,338
Cash and marketable securities held in Trust Account					21,252,639					88,102,610
Deposits	406,479			298,324
Operating lease right-of-use assets, net	711,458			598,508
Total Non-Current Assets	1,169,632			1,026,062
TOTAL ASSETS	2,920,066			1,983,518	21,955,793					89,297,234
Current Liabilities
Accounts payable and accrued expenses	446,807			137,199	632,270				60,771	376,541
Accrued commissions	82,154			85,206
Due to related parties, net	685,153
Operating lease liabilities - current	438,011			429,687
Deferred underwriting fee payable
Total Current Liabilities	1,921,780			2,770,587	837,575					376,541
Non-Current Liabilities
Operating lease liabilities - Non-current	286,759			182,380
Total Non-Current Liabilities	1,249,399			182,380
Commitments and Contingencies
Temporary equity:
Class A common stock subject to possible redemption; 1,976,036 shares (at approximately $10.35 per share) as of December 31, 2023					20,457,011					87,934,212
Stockholders’ Equity
Preferred stock, $0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2023
Common stock value	2,226			10
Additional paid in capital	4,951,123
Accumulated other comprehensive loss	(289,586)			(197,040)					(200,039)
Accumulated deficit	(5,038,656)			(781,085)	(2,357,806)				873,306	(2,032,532)
Total HWH International Inc. Stockholders’ (deficit) equity	(374,893)			(978,115)	(2,357,543)					(2,032,269)
Non-controlling interests	123,780			8,666					4,836
Total Stockholders’ Deficit	(251,113)	$ (3,499,462)	$ (2,967,998)	(969,449)	(2,357,543)	$ (2,646,458)	$ (2,183,356)	$ (1,574,742)	(1,805,434)	(2,032,269)	$ 1,599,667	$ 20,000
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	2,920,066			1,983,518	21,955,793					89,297,234
Common Class A [Member]
Stockholders’ Equity
Common stock value					47					47
Common Class B [Member]
Stockholders’ Equity
Common stock value					$ 216					$ 216
Merger With HWH International Inc Nevada Corporation [Member]
Current Assets
Cash				878,803
Account receivable, net				28,611
Inventory				1,977
Other receivables, net				41,203
Prepaid expenses				6,862
Total Current Assets				957,456
Non-Current Assets
Property and equipment, net				129,230
Cash and marketable securities held in Trust Account
Deposits				298,324
Operating lease right-of-use assets, net				598,508
Total Non-Current Assets				1,026,062
TOTAL ASSETS				1,983,518
Current Liabilities
Accounts payable and accrued expenses				137,199
Accrued commissions				85,206
Due to related parties, net				2,118,495
Operating lease liabilities - current				429,687
Deferred underwriting fee payable
Total Current Liabilities				2,770,587
Non-Current Liabilities
Operating lease liabilities - Non-current				182,380
Total Non-Current Liabilities				182,380
Commitments and Contingencies
Temporary equity:
Class A common stock subject to possible redemption; 1,976,036 shares (at approximately $10.35 per share) as of December 31, 2023
Stockholders’ Equity
Preferred stock, $0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2023
Common stock value				1
Additional paid in capital				9
Accumulated other comprehensive loss				(197,040)
Accumulated deficit				(781,085)
Total HWH International Inc. Stockholders’ (deficit) equity				(978,115)
Non-controlling interests				8,666
Total Stockholders’ Deficit				(969,449)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT				1,983,518
Merger With HWH International Inc Nevada Corporation [Member] | Common Class A [Member]
Stockholders’ Equity
Common stock value
Merger With HWH International Inc Nevada Corporation [Member] | Common Class B [Member]
Stockholders’ Equity
Common stock value
Previously Reported [Member]
Current Assets
Cash				280,398
Account receivable, net									9,070
Inventory									34,126
Other receivables, net									337,798
Prepaid expenses				100,000					17,828
Total Current Assets				380,398					2,049,910
Non-Current Assets
Property and equipment, net									166,338
Cash and marketable securities held in Trust Account				21,346,768
Deposits									305,036
Operating lease right-of-use assets, net									973,069
Total Non-Current Assets				21,346,768					1,651,845
TOTAL ASSETS				21,727,166					3,701,755
Current Liabilities
Accounts payable and accrued expenses				30,155					63,354
Accrued commissions									143,383
Due to related parties, net				205,305
Operating lease liabilities - current									419,303
Deferred underwriting fee payable				3,018,750
Total Current Liabilities				3,254,210					2,412,279
Non-Current Liabilities
Operating lease liabilities - Non-current									559,330
Total Non-Current Liabilities									559,330
Commitments and Contingencies
Temporary equity:
Class A common stock subject to possible redemption; 1,976,036 shares (at approximately $10.35 per share) as of December 31, 2023				20,457,011
Stockholders’ Equity
Preferred stock, $0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2023
Common stock value									10
Additional paid in capital
Accumulated other comprehensive loss									(195,203)
Accumulated deficit				(1,984,318)					930,175
Total HWH International Inc. Stockholders’ (deficit) equity				(1,984,055)					734,982
Non-controlling interests									(4,836)
Total Stockholders’ Deficit				(1,984,055)					730,146
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT				21,727,166					3,701,755
Previously Reported [Member] | Common Class A [Member]
Stockholders’ Equity
Common stock value				47
Previously Reported [Member] | Common Class B [Member]
Stockholders’ Equity
Common stock value				216
Restated [Member]
Current Assets
Cash				1,159,201					1,651,088
Account receivable, net				28,611					9,070
Inventory				1,977					34,126
Other receivables, net				41,203					35,717
Prepaid expenses				106,862					17,828
Total Current Assets				1,337,854					1,945,954
Non-Current Assets
Property and equipment, net				129,230					166,338
Cash and marketable securities held in Trust Account				21,346,768
Deposits				298,324					305,036
Operating lease right-of-use assets, net				598,508					973,069
Total Non-Current Assets				22,372,830					1,599,812
TOTAL ASSETS				23,710,684					3,545,766
Current Liabilities
Accounts payable and accrued expenses				167,354					60,771
Accrued commissions				85,206					143,383
Due to related parties, net				2,323,800
Operating lease liabilities - current				429,687					419,303
Deferred underwriting fee payable				3,018,750
Total Current Liabilities				6,024,797					2,308,323
Non-Current Liabilities
Operating lease liabilities - Non-current				182,380					559,330
Total Non-Current Liabilities				182,380					559,330
Commitments and Contingencies
Temporary equity:
Class A common stock subject to possible redemption; 1,976,036 shares (at approximately $10.35 per share) as of December 31, 2023				20,457,011
Stockholders’ Equity
Preferred stock, $0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2023
Common stock value				1					10
Additional paid in capital				9
Accumulated other comprehensive loss				(197,040)					(200,039)
Accumulated deficit				(2,765,403)					873,306
Total HWH International Inc. Stockholders’ (deficit) equity				(2,962,170)					673,277
Non-controlling interests				8,666					4,836
Total Stockholders’ Deficit				(2,953,504)					678,113
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT				23,710,684					$ 3,545,766
Restated [Member] | Common Class A [Member]
Stockholders’ Equity
Common stock value				47
Restated [Member] | Common Class B [Member]
Stockholders’ Equity
Common stock value				$ 216